Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.95%
Communication services: 3.91%
Diversified telecommunication services: 0.94%
Verizon Communications, Inc.	42,068	$1,683,561
Interactive media & services: 0.18%
Meta Platforms, Inc. Class A	673	329,858
Media: 1.00%
Comcast Corp. Class A	42,009	1,800,086
Wireless telecommunication services: 1.79%
T-Mobile U.S., Inc.	19,587	3,198,557
Consumer discretionary: 6.96%
Broadline retail: 1.44%
Amazon.com, Inc.†	10,667	1,885,499
Coupang, Inc.†	37,986	703,501
		2,589,000
Distributors: 1.10%
Genuine Parts Co.	13,251	1,977,844
Hotels, restaurants & leisure: 2.37%
Booking Holdings, Inc.†	291	1,009,429
Chipotle Mexican Grill, Inc.†	858	2,306,965
Starbucks Corp.	9,846	934,385
		4,250,779
Specialty retail: 2.05%
ODP Corp.†	12,246	691,654
TJX Cos., Inc.	30,011	2,975,291
		3,666,945
Consumer staples: 8.74%
Beverages: 1.57%
Coca-Cola Consolidated, Inc.	2,473	2,079,298
PepsiCo, Inc.	4,452	736,094
		2,815,392
Consumer staples distribution & retail: 3.77%
Andersons, Inc.	31,913	1,764,151
Kroger Co.	1,943	96,392
Target Corp.	19,921	3,046,319
Walmart, Inc.	31,704	1,858,172
		6,765,034
Food products: 1.29%
Archer-Daniels-Midland Co.	13,511	717,569
Cal-Maine Foods, Inc.	3,924	225,591
See accompanying notes to portfolio of investments
Allspring Large Company Value Portfolio | 1

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Food products(continued)
Ingredion, Inc.	1,912	$224,908
Mondelez International, Inc. Class A	15,525	1,134,412
		2,302,480
Household products: 1.59%
Colgate-Palmolive Co.	29,644	2,564,799
Procter & Gamble Co.	1,736	275,920
		2,840,719
Tobacco: 0.52%
Altria Group, Inc.	22,952	938,966
Energy: 6.10%
Oil, gas & consumable fuels: 6.10%
Chevron Corp.	18,814	2,859,916
CONSOL Energy, Inc.	1,199	102,898
EOG Resources, Inc.	9,333	1,068,255
Exxon Mobil Corp.	1,153	120,512
Marathon Petroleum Corp.	23,109	3,910,736
PBF Energy, Inc. Class A	41,774	1,950,846
Phillips 66	6,436	917,194
		10,930,357
Financials: 22.63%
Banks: 4.75%
Bank of America Corp.	21,868	754,883
Bank of NT Butterfield & Son Ltd.	11,387	340,357
Citigroup, Inc.	80,040	4,441,420
First BanCorp, Inc.	34,354	583,331
First Citizens BancShares, Inc. Class A	149	234,498
JPMorgan Chase & Co.	3,897	725,076
OFG Bancorp	4,657	168,676
PNC Financial Services Group, Inc.	4,209	619,565
U.S. Bancorp	15,449	648,240
		8,516,046
Capital markets: 4.55%
BlackRock, Inc.	2,212	1,794,684
Charles Schwab Corp.	12,860	858,791
Goldman Sachs Group, Inc.	5,135	1,997,772
Intercontinental Exchange, Inc.	3,680	509,386
KKR & Co., Inc.	1,848	181,584
Morgan Stanley	4,906	422,112
S&P Global, Inc.	2,442	1,046,104
StoneX Group, Inc.†	19,330	1,338,796
		8,149,229
Consumer finance: 3.10%
American Express Co.	7,412	1,626,341
See accompanying notes to portfolio of investments
2 | Allspring Large Company Value Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Consumer finance(continued)
Discover Financial Services	19,468	$2,349,788
PROG Holdings, Inc.†	51,073	1,576,623
		5,552,752
Financial services: 4.51%
Berkshire Hathaway, Inc. Class B†	7,147	2,925,982
Fiserv, Inc.†	17,062	2,546,845
PayPal Holdings, Inc.†	42,254	2,549,606
StoneCo Ltd. Class A†	3,943	67,859
		8,090,292
Insurance: 5.72%
Allstate Corp.	10,102	1,611,471
American Financial Group, Inc.	862	110,052
Aon PLC Class A	1,324	418,371
Chubb Ltd.	6,035	1,518,828
Hanover Insurance Group, Inc.	2,146	282,135
Oscar Health, Inc. Class A†	54,785	890,804
Progressive Corp.	20,472	3,880,672
Reinsurance Group of America, Inc.	8,725	1,543,016
		10,255,349
Health care: 14.79%
Biotechnology: 2.21%
Catalyst Pharmaceuticals, Inc.†	15,127	242,486
Gilead Sciences, Inc.	15,043	1,084,600
Regeneron Pharmaceuticals, Inc.†	1,675	1,618,201
Vertex Pharmaceuticals, Inc.†	2,399	1,009,355
		3,954,642
Health care equipment & supplies: 1.84%
Boston Scientific Corp.†	8,386	555,237
Intuitive Surgical, Inc.†	6,692	2,580,435
Stryker Corp.	465	162,318
		3,297,990
Health care providers & services: 4.90%
Cigna Group	12,872	4,326,794
CVS Health Corp.	5,373	399,590
Elevance Health, Inc.	6,753	3,384,941
Humana, Inc.	1,901	665,959
		8,777,284
Pharmaceuticals: 5.84%
Amphastar Pharmaceuticals, Inc.†	6,060	282,214
Bristol-Myers Squibb Co.	83,514	4,238,335
Merck & Co., Inc.	22,497	2,860,494
See accompanying notes to portfolio of investments
Allspring Large Company Value Portfolio | 3

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Pharmaceuticals(continued)
Pfizer, Inc.	106,068	$2,817,166
Viatris, Inc.	22,597	279,525
		10,477,734
Industrials: 15.83%
Aerospace & defense: 3.61%
General Dynamics Corp.	15,143	4,137,825
Lockheed Martin Corp.	5,443	2,330,910
		6,468,735
Air freight & logistics: 2.30%
FedEx Corp.	11,022	2,744,148
United Parcel Service, Inc. Class B	9,301	1,378,966
		4,123,114
Building products: 0.59%
Carrier Global Corp.	4,025	223,710
MasterBrand, Inc.†	42,164	729,859
Owens Corning	735	110,088
		1,063,657
Construction & engineering: 2.15%
EMCOR Group, Inc.	11,000	3,448,720
Fluor Corp.†	10,899	401,083
		3,849,803
Industrial conglomerates: 2.93%
General Electric Co.	33,505	5,256,599
Machinery: 2.72%
Mueller Industries, Inc.	11,872	609,984
Parker-Hannifin Corp.	7,954	4,258,969
		4,868,953
Passenger airlines: 1.12%
Delta Air Lines, Inc.	41,315	1,746,385
United Airlines Holdings, Inc.†	5,848	266,025
		2,012,410
Trading companies & distributors: 0.41%
Ferguson PLC	3,213	679,389
Herc Holdings, Inc.	390	61,885
		741,274
Information technology: 9.22%
IT services: 1.57%
Accenture PLC Class A	4,266	1,598,812
DXC Technology Co.†	55,892	1,221,799
		2,820,611
See accompanying notes to portfolio of investments
4 | Allspring Large Company Value Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 5.96%
Analog Devices, Inc.	11,168	$2,142,246
Micron Technology, Inc.	10,435	945,515
NVIDIA Corp.	3,851	3,046,603
QUALCOMM, Inc.	25,633	4,044,631
Skyworks Solutions, Inc.	4,767	500,154
		10,679,149
Software: 1.17%
AppLovin Corp. Class A†	724	43,237
Cadence Design Systems, Inc.†	1,351	411,218
InterDigital, Inc.	5,453	583,580
LiveRamp Holdings, Inc.†	4,057	141,914
Salesforce, Inc.†	2,961	914,416
		2,094,365
Technology hardware, storage & peripherals: 0.52%
Hewlett Packard Enterprise Co.	9,374	142,766
Super Micro Computer, Inc.†	904	782,972
		925,738
Materials: 3.62%
Chemicals: 0.62%
Cabot Corp.	1,478	125,556
Sherwin-Williams Co.	2,973	987,125
		1,112,681
Construction materials: 0.16%
Knife River Corp.†	3,944	292,211
Metals & mining: 2.84%
Arch Resources, Inc.	4,892	808,599
Freeport-McMoRan, Inc.	99,721	3,770,451
Materion Corp.	2,754	369,917
Newmont Corp.	4,341	135,656
		5,084,623
Real estate: 2.64%
Hotel & resort REITs: 0.48%
Park Hotels & Resorts, Inc.	51,867	860,992
Real estate management & development: 0.37%
Jones Lang LaSalle, Inc.†	3,447	655,757
Specialized REITs : 1.79%
American Tower Corp.	7,487	1,488,865
Weyerhaeuser Co.	50,208	1,726,151
		3,215,016
See accompanying notes to portfolio of investments
Allspring Large Company Value Portfolio | 5

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Utilities: 3.51%
Electric utilities: 3.12%
Duke Energy Corp.	14,426	$1,324,740
NRG Energy, Inc.	10,056	556,298
Southern Co.	55,254	3,715,831
		5,596,869
Independent power and renewable electricity producers: 0.06%
Vistra Corp.	2,113	115,243
Multi-utilities: 0.33%
Black Hills Corp.	11,283	587,055
Total common stocks (Cost $155,886,112)		175,585,751

		Yield
Short-term investments: 1.73%
Investment companies: 1.73%
Allspring Government Money Market Fund Select Class♠∞		5.24%	3,093,282	3,093,282
Total short-term investments (Cost $3,093,282)				3,093,282
Total investments in securities (Cost $158,979,394)	99.68%			178,679,033
Other assets and liabilities, net	0.32			579,507
Total net assets	100.00%			$179,258,540

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,543,508	$21,610,618	$(24,060,844)	$0	$0	$3,093,282	3,093,282	$143,505
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	12	3-15-2024	$2,982,819	$3,062,250	$79,431	$0
See accompanying notes to portfolio of investments
6 | Allspring Large Company Value Portfolio

Notes to portfolio of investments—February 29, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Large Company Value Portfolio | 7

Notes to portfolio of investments—February 29, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$7,012,062	$0	$0	$7,012,062
Consumer discretionary	12,484,568	0	0	12,484,568
Consumer staples	15,662,591	0	0	15,662,591
Energy	10,930,357	0	0	10,930,357
Financials	40,563,668	0	0	40,563,668
Health care	26,507,650	0	0	26,507,650
Industrials	28,384,545	0	0	28,384,545
Information technology	16,519,863	0	0	16,519,863
Materials	6,489,515	0	0	6,489,515
Real estate	4,731,765	0	0	4,731,765
Utilities	6,299,167	0	0	6,299,167
Short-term investments
Investment companies	3,093,282	0	0	3,093,282
	178,679,033	0	0	178,679,033
Futures contracts	79,431	0	0	79,431
Total assets	$178,758,464	$0	$0	$178,758,464
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of February 29, 2024, $275,000 was segregated as cash collateral for these open futures contracts.
At February 29, 2024, the Portfolio did not have any transfers into/out of Level 3.
8 | Allspring Large Company Value Portfolio